FAIR VALUE MEASUREMENTS - Additional Information (Details) - CAPSTAR SPECIAL PURPOSE ACQUISITION CORP - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair value assets transferred into (out of) level 3	$ 0
Fair value of Private Placement Warrants	$ 2.71	$ 1.42